Label	Element	Value
Mercer US Small/Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mercer US Small/Mid Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term total return, comprised primarily of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables summarize the fees and expenses that you may pay if you invest in the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class, Class I and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class, Class I and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the period through July 31, 2020).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities (such as common stock) issued by small-to-medium capitalization U.S. companies. The Fund employs a “core equity” investment strategy that seeks to meet the Fund’s investment objective by investing in both growth- and value-oriented equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of small-to-medium capitalization U.S. companies. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. For purposes of this investment policy, the Fund considers “small to medium capitalization U.S. companies” to be U.S. companies with market capitalizations between $25 million and the largest company included in the Russell 2500® Index (as of June 28, 2019, $28.4 billion). The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Risk [Heading]	rr_RiskHeading	Principal Risk Factors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in the order of magnitude. Loss of money is a risk of investing in the Fund.

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. U.S. and global stock markets have experienced periods of substantial price volatility in the past and may do so in the future.

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region.

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Small and Medium Capitalization Stock Risk. The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and the small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Securities of small and medium capitalization companies also may pay no, or only small, dividends.

Real Estate Investment Trusts (“REITs”) Risk. REITs may be affected by changes in the value of the underlying properties owned by the trusts and by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, to the extent that the Fund invests in REITs, the Fund must bear the REIT’s expenses in addition to the expenses of its own operation.

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to a credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Growth Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Companies with strong growth potential (both domestic and foreign) tend to have higher than average price-to-earnings ratios, meaning that these stocks are more expensive than average relative to the companies’ earnings. The market prices of equity securities of growth companies are often quite volatile, since the prices may be particularly sensitive to economic, market, or company developments and may present a greater degree of risk of loss.

Value Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Value stocks represent companies that tend to have lower than average price to earnings ratios and are therefore cheaper than average relative to the companies’ earnings. These companies may have relatively weak balance sheets and, during economic downturns, these companies may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations. A particular value stock may not increase in price, as anticipated by a subadvisor, if other investors fail to recognize the stock’s value or the catalyst that the subadvisor believes will increase the price of the stock does not affect the price of the stock in the manner or to the degree that the subadvisor anticipates. Also, cyclical stocks tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also tend to lose value more quickly in economic downturns. The stocks of companies that a subadvisor believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadvisor may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, or facilitating certain portfolio transactions. A subadvisor may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadvisor uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadvisor. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Model and Data Risk. Quantitative models (both proprietary models developed by a quantitative-focused subadvisor, and those supplied by third parties) and information and data supplied by third parties can be incorrect, misleading or incomplete, and any decisions made in reliance thereon can expose the Fund to potential risks of loss. In addition, the use of predictive models can also expose the Fund to potential risks of loss. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investments objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

The Fund is not intended to serve as a complete investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the Russell 2500® Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class, Class I or Class Y-2 shares because these share classes had not been offered as of the last calendar year end. Performance information for theses share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the Fund’s portfolio during previous periods. Effective June 27, 2016, the Fund changed certain of its subadvisors and revised its principal investment strategies. For periods prior to June 27, 2016, the Fund’s past performance in the bar chart and table reflects the Fund’s prior subadvisor lineup and principal investment strategies. GW&K Investment Management assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. Loomis, Sayles & Company, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. LSV Asset Management assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015. River Road Asset Management, LLC assumed responsibility for managing a portion of the Fund’s portfolio on April 30, 2019. Westfield Capital Management Company, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on August 15, 2005.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the Russell 2500® Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No information is shown for Adviser Class, Class I or Class Y-2 shares because these share classes had not been offered as of the last calendar year end.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s calendar year-to-date return as of June 30, 2019 was 19.45%.

The Fund’s highest return for a quarter during the periods shown above was 17.29%, for the quarter ended June 30, 2009.

The Fund’s lowest return for a quarter during the periods shown above was -20.21%, for the quarter ended September 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.21%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2018
Mercer US Small/Mid Cap Equity Fund | Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.00%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.88%	[1]
10 Years	rr_AverageAnnualReturnYear10	14.05%	[1]
Mercer US Small/Mid Cap Equity Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,760
Mercer US Small/Mid Cap Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,479
Mercer US Small/Mid Cap Equity Fund | Class Y-2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,365
Mercer US Small/Mid Cap Equity Fund | Class Y-3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	510
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,192
Annual Return 2009	rr_AnnualReturn2009	39.54%
Annual Return 2010	rr_AnnualReturn2010	18.51%
Annual Return 2011	rr_AnnualReturn2011	(1.55%)
Annual Return 2012	rr_AnnualReturn2012	15.49%
Annual Return 2013	rr_AnnualReturn2013	34.91%
Annual Return 2014	rr_AnnualReturn2014	9.82%
Annual Return 2015	rr_AnnualReturn2015	3.92%
Annual Return 2016	rr_AnnualReturn2016	5.34%
Annual Return 2017	rr_AnnualReturn2017	26.05%
Annual Return 2018	rr_AnnualReturn2018	(13.20%)
1 Year	rr_AverageAnnualReturnYear01	(13.20%)
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	12.71%
Mercer US Small/Mid Cap Equity Fund | Class Y-3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.17%)
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	10.39%
Mercer US Small/Mid Cap Equity Fund | Class Y-3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	10.28%

[1]	The Russell 2500® Index measures the performance of the small-to mid-cap segment of the U.S. equity universe. The index is unmanaged and cannot be invested in directly.
[2]	Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.) (the "Advisor") has contractually agreed, until at least July 31, 2020, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Fund's subadvisors. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund's Board of Trustees. The fees waived by the Advisor pursuant to this agreement are not subject to reimbursement by the Fund to the Advisor. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this Prospectus.
[3]	"Other Expenses" include custodial, legal, audit, transfer agent and Trustees' fees and expenses. The "Other Expenses" shown for Adviser Class, Class I and Class Y-2 are based on estimated amounts for the Fund's current fiscal year, as the Adviser Class, Class I and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.